Accounting for Uncertainty in Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Liability for unrecognized tax	$ 10,500,000	$ (10,030,000)	$ 12,000,000	$ (15,492,000)
Unrecognized tax favorable impact on effective tax rate	3,800,000	3,200,000	5,200,000
Accrued interest and penalties applied to uncertain tax positions	$ 7,700,000	$ 7,000,000